Loans (Details 5) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consumer Loans (Not Secured by Real Estates)
Amortized Cost	$ 0	$ 9
Construction and land development
Amortized Cost	58	37
Single-Family Residential
Amortized Cost	3,642	3,720
Total real estate loans
Amortized Cost	4,176	4,183
Commercial Loans (Not Secured by Real Estate)
Amortized Cost	0	248
Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Total Loans (Not Secured by Real Estate)
Amortized Cost	87	4,431
Commercial Real
Amortized Cost	476	426
Commercial loan One
Amortized Cost	0	248
Total Loan (Not Secured by Real Estate)
Amortized Cost	4,176	4,440
Commercial
Amortized Cost	476	426
Multifamily and Farmland
Amortized Cost	0	0
Developed Land
Amortized Cost	0	88
Developed Land | Construction and land development
Amortized Cost	0	37
Developed Land | Single-Family Residential
Amortized Cost	0	0
Developed Land | Total real estate loans
Amortized Cost	0	37
Developed Land | Commercial Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Developed Land | Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Developed Land | Total Loans (Not Secured by Real Estate)
Amortized Cost	0	37
Developed Land | Commercial
Amortized Cost	0	0
Developed Land | Multifamily and Farmland
Amortized Cost	0	0
Commercial Property
Amortized Cost	487	944
Commercial Property | Construction and land development
Amortized Cost	0	0
Commercial Property | Single-Family Residential
Amortized Cost	0	0
Commercial Property | Total real estate loans
Amortized Cost	476	426
Commercial Property | Commercial Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Commercial Property | Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Commercial Property | Total Loans (Not Secured by Real Estate)
Amortized Cost	476	426
Commercial Property | Commercial
Amortized Cost	476	426
Commercial Property | Multifamily and Farmland
Amortized Cost	0	0
Collateral Dependent | Construction and land development
Amortized Cost	0	0
Collateral Dependent | Single-Family Residential
Amortized Cost	0	0
Collateral Dependent | Total real estate loans
Amortized Cost	0	0
Collateral Dependent | Commercial Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Collateral Dependent | Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	9
Collateral Dependent | Total Loans (Not Secured by Real Estate)
Amortized Cost	0	9
Collateral Dependent | Commercial
Amortized Cost	0	0
Collateral Dependent | Multifamily and Farmland
Amortized Cost	0	0
Residential Property
Amortized Cost	13,276	9,648
Residential Property | Construction and land development
Amortized Cost	58	0
Residential Property | Single-Family Residential
Amortized Cost	3,642	3,720
Residential Property | Total real estate loans
Amortized Cost	3,700	3,720
Residential Property | Commercial Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Residential Property | Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Residential Property | Total Loans (Not Secured by Real Estate)
Amortized Cost	3,700	3,720
Residential Property | Commercial
Amortized Cost	0	0
Residential Property | Multifamily and Farmland
Amortized Cost	0	0
Business Assets
Amortized Cost	0	272
Business Assets | Construction and land development
Amortized Cost	0	0
Business Assets | Single-Family Residential
Amortized Cost	0	0
Business Assets | Total real estate loans
Amortized Cost	0	0
Business Assets | Commercial Loans (Not Secured by Real Estate)
Amortized Cost	0	248
Business Assets | Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Business Assets | Total Loans (Not Secured by Real Estate)
Amortized Cost	0	248
Business Assets | Commercial
Amortized Cost	$ 0	$ 0